SHARE-BASED COMPENSATION - Restricted ordinary shares activities (Details) - Employees - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares
Beginning balance (in shares)	5,436,595	8,154,893
Granted (in shares)	8,309,677	3,706,745	8,154,893
Vested (in shares)	(5,436,595)	(6,425,043)
Forfeited (in shares)	(295,000)
Ending balance (in shares)	8,014,677	5,436,595	8,154,893
Weighted average grant date fair value
Weighted average grant date fair value, beginning	$ 1.32	$ 1.32
Weighted average grant date fair value, granted	4.65	1.31	$ 1.32
Weighted average grant date fair value, vested	1.32	1.31
Weighted average grant date fair value, forfeited	3.19
Weighted average grant date fair value, ending	$ 4.71	$ 1.32	$ 1.32